Law Department
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802

Mary Jo Ardington
Associate General Counsel
Phone: 260-455-3917
MaryJo.Ardington@LFG.com

VIA EDGAR

August 16, 2011

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:       Pre-Effective Amendment No. 1 to the Registration Statement
on Form N-4 for Lincoln New York Account N for Variable Annuities
Lincoln Life & Annuity Company of New York
Lincoln InvestmentSolutionsSM
File Nos. 811-09763; 333-175691

Commissioners:

On behalf of Lincoln Life & Annuity Company of New York (the “Company”) and Lincoln New York Account N for Variable Annuities (the “Account”), transmitted herewith for filing is Pre-Effective Amendment No. 1 (the “Amendment”) to the Registration Statement on Form N-4 (the “Registration Statement”) under the Securities Act of 1933, as amended, for certain flexible premium variable annuity contracts (the “Contracts”) that the Company proposes to issue through the Account.  The Amendment is marked to show changes from the initial Registration Statement (filed July 21, 2011).

The Amendment reflects changes made in response to SEC Staff comments, non-material changes made to update the registration statement, and also includes up-to-date financial statements and exhibits.

Any questions or comments regarding this filing should be directed to me at the number listed above.

Sincerely,

Mary Jo Ardington
Associate General Counsel